Segment Reporting - Disclosure of Profit before Income Tax Reconciles to EBITDA (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
(Profit) loss before income tax	S/ 328,713	S/ (582,865)	S/ 142,346
Financial cost, net	170,038	201,019	130,447
Depreciation	199,794	205,522	217,071
Amortization	86,557	82,743	89,355
EBITDA	S/ 785,101	S/ (93,581)	S/ 579,218